Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 18: Accumulated Other Comprehensive Income (Loss)

The Company’s share of comprehensive income (loss) includes net income plus other comprehensive income, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans, foreign currency translations gains and losses, changes in the fair value of available-for-sale securities, the Company’s share of other comprehensive income of entities accounted for using the equity method, and reclassifications for amounts included in net income less net income and other comprehensive income attributable to the noncontrolling interest. For more information on our derivative instruments, see “Note 14: Financial Instruments”. For more information on our pensions and retirement benefit obligations, see “Note 11: Employee Benefit Plans and Postretirement Benefits”. The Company’s other comprehensive income (loss) amounts are aggregated within accumulated other comprehensive income (loss). The tax effect for each component of other comprehensive income (loss) consisted of the following:

Year ended December 31, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$154	$(34)	$120
Changes in retirement plans’ funded status	191	(33)	158
Foreign currency translation	(359)	—	(359)
Unrealized gain (loss) on available for sale securities	—	—	—
Share of other comprehensive loss of entities using the equity method	(47)	—	(47)
Other comprehensive loss	$(61)	$(67)	$(128)

Year ended December 31, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(215)	$49	$(166)
Changes in retirement plans’ funded status	(337)	55	(282)
Foreign currency translation	125	—	125
Unrealized gain (loss) on available for sale securities	—	—	—
Share of other comprehensive loss of entities using the equity method	(44)	—	(44)
Other comprehensive income (loss)	$(471)	$104	$(367)

Year ended December 31, 2013	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$134	$(40)	$94
Changes in retirement plans’ funded status	197	(110)	87
Foreign currency translation	(510)	—	(510)
Unrealized gain (loss) on available for sale securities	(2)	1	(1)
Share of other comprehensive loss of entities using the equity method	(23)	—	(23)
Other comprehensive loss	$(204)	$(149)	$(353)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Unrealized Gain (Loss) on Available For Sale Securities	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2012	$(41)	$(810)	$(70)	$2	$8	$(911)
Other comprehensive income (loss), before reclassifications	144	53	(492)	—	(20)	(315)
Amounts reclassified from other comprehensive income (loss)	(55)	38	—	(2)	—	(19)
Other comprehensive income (loss)¹	89	91	(492)	(2)	(20)	(334)
Purchase of noncontrolling interest	1	(107)	(12)	—	(10)	(128)
Balance, December 31, 2013	49	(826)	(574)	—	(22)	(1,373)
Other comprehensive income (loss), before reclassifications	(201)	(337)	126	—	(44)	(456)
Amounts reclassified from other comprehensive income	35	58	—	—	—	93
Other comprehensive income (loss)¹	(166)	(279)	126	—	(44)	(363)
Balance, December 31, 2014	(117)	(1,105)	(448)	—	(66)	(1,736)
Other comprehensive income (loss), before reclassifications	(28)	76	(358)	—	(47)	(357)
Amounts reclassified from other comprehensive income	148	82	—	—	—	230
Other comprehensive income (loss)¹	120	158	(358)	—	(47)	(127)
Balance, December 31, 2015	$3	$(947)	$(806)	$—	$(113)	$(1,863)

¹	Excluded from the table above is other comprehensive loss allocated to noncontrolling interests of $(1), $(4) and $(19) for the years ended December 31, 2015, 2014 and 2013, respectively.

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in 2015 and 2014 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2015	2014
		(in millions)
Cash flow hedges	$(16)	$(14)	Net sales
	211	7	Cost of goods sold
	10	30	Other, net
	7	12	Interest expense
	(64)	—	Income taxes
	$148	$35
Change in retirement plans’ funded status:
Amortization of actuarial losses	$102	$82	*
Amortization of prior service cost	(9)	(9)	*
	(11)	(15)	Income taxes
	$82	$58
Total reclassifications, net of tax	$230	$93

*	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 11: Employee Benefit Plans and Postretirement Benefits” for addition information.